Revenue and Accounts Receivable - Schedule of Accounts Receivable by Payor Type (Detail) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Accounts Receivable [Line Items]
Allowance for doubtful accounts	$ (36,000)	$ (36,000)	$ (24,050)
Accounts receivable, net	1,263,241	850,545	688,980
Medicare [Member]
Schedule Of Accounts Receivable [Line Items]
Accounts receivable, gross	347,677	193,024	152,186
Direct bill (including clinical trials clients) [Member]
Schedule Of Accounts Receivable [Line Items]
Accounts receivable, gross	388,197	339,763	64,183
Insurance carrier and all others [Member]
Schedule Of Accounts Receivable [Line Items]
Accounts receivable, gross	$ 563,367	$ 353,758	$ 496,661